Related Party Transactions - Schedule of Summary of Balances with Related Parties (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Summary of Balances with Related Parties [Line Items]
Amounts due to related parties			$ 8,891
Amount due to a beneficial owner			7,485
Accoplus Limited [Member]
Schedule of Summary of Balances with Related Parties [Line Items]
Account receivables due from a related party	[1]	4,863	11,265
Accolade IP Limited [Member]
Schedule of Summary of Balances with Related Parties [Line Items]
Amounts due to related parties	[2]		8,891
Mr. Yuen Yuk, HAU [Member]
Schedule of Summary of Balances with Related Parties [Line Items]
Amount due to a beneficial owner	[3]		$ (7,485)

[1]	Account receivables from a related company represented accounting and corporate secretarial services fee due to the Company.
[2]	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[3]	The balance mainly represented advanced to a beneficial owner. Amount due to a beneficial owner is non-trade, unsecured, non-interest bearing and repayable on demand.